Related Party Transactions (Details) - Schedule of Key Management Personnel - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Key Management Personnel	$ 1,272,962	$ 1,765,508	$ 2,160,846	$ 1,954,722
CEO [Member]
Related Party Transaction [Line Items]
Key Management Personnel	263,477	267,542	350,657	335,430
CFO [Member]
Related Party Transaction [Line Items]
Key Management Personnel	273,197	276,456	363,291	447,710
Advisory Board [Member]
Related Party Transaction [Line Items]
Key Management Personnel	54,518	172,094	215,038	215,706
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Key Management Personnel	231,999	233,579	306,441	289,290
Director [Member]
Related Party Transaction [Line Items]
Key Management Personnel	199,459	223,862	293,585
Chief People Officer [Member]
Related Party Transaction [Line Items]
Key Management Personnel	179,959	156,709	205,681
Other Directors and Officers [Member]
Related Party Transaction [Line Items]
Key Management Personnel	$ 70,353	$ 435,267	$ 426,153	$ 666,586